Accounts And Notes Receivable, Net	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Accounts And Notes Receivable, Net
Accounts and notes receivable, net

Accounts and notes receivable, net consist of the following at year end:

	2014	2013
Receivables from franchisees	$38,330	$52,475
Debit and credit card receivables	38,826	39,098
Meal voucher receivables	12,962	14,375
Notes receivable	2,258	9,846
Allowance for doubtful accounts	(9,373)	(5,098)
	$83,003	$110,696